Finance Cost (Details) - Schedule of Finance Cost - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Finance Cost [Abstract]
Fees from trade receivable factoring	$ 218,749	$ 212,302	$ 104,590
Interest expenses from lease liabilities	10,088	12,280	9,208
Interest expenses from guaranteed bank loans	89,903	60,786	55,810
Interest expenses of convertible loan	9,870	44,002
Total finance cost	$ 328,610	$ 329,370	$ 169,608